Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2024
Related party disclosures
Schedule of remuneration of KMP

		Post
	Short-	employment	Other long-	Termination	Share-
$	term benefits	benefits	term benefits	benefits	based payments	Total
Consolidated
2024	22,085,122	613,423	175,780	-	15,481,114	38,355,439
2023	22,430,187	601,682	147,090	1,187,215	13,494,675	37,860,849
Parent Entity
2024	20,907,779	493,529	175,780	-	14,569,565	36,146,653
2023	21,252,526	487,514	147,090	1,187,215	12,904,703	35,979,048

Schedule of loans provided and interest charged to KMP and their related parties

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest payable	Closing	Number of KMP
$	for the year	loan balance	with loans
2024	1,030,280	32,064,184	10
2023[a]	741,814	20,443,546	10

a.	Loan balance as at 30 September 2023 has been revised.

Schedule of options and share rights held by key management personnel, including their related parties

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2024 by the CEO and other key management personnel (including their related parties):

	Latest Date of Exercise	Number of Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 15 November 2029 to 1 October 2037	635,251
Group Executives[a]
Christine Parker	Ranges from 15 November 2029 to 1 October 2037	281,151
Carolyn McCann	Ranges from 15 November 2029 to 1 October 2037	260,824
Nell Hutton	Ranges from 15 November 2029 to 15 November 2030	84,637
Catherine McGrath	Ranges from 1 October 2026 to 1 October 2037	228,294
Jason Yetton	Ranges from 15 November 2029 to 1 October 2037	397,027
Michael Rowland	Ranges from 15 November 2029 to 1 October 2037	316,795
Anthony Miller	Ranges from 15 November 2029 to 1 October 2037	391,789
Scott Collary	Ranges from 15 November 2029 to 1 October 2037	401,683
Ryan Zanin	Ranges from 15 November 2029 to 1 October 2037	239,355

a.	References to Group Executives are only to those who are KMP.